Debt (Non-revolving Credit Facility) (Details) - Non-Revolving Credit Facility [Member]		12 Months Ended
	Jul. 25, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 300,000,000
Term of Issuance	20 years
Outstanding borrowings		$ 0
Line of credit facility, draws during period		$ 0